Warrants	12 Months Ended
Dec. 31, 2019
Disclosure of warrants [Abstract]
Warrants

14	Warrants

Warrant activity for the years ended December 31, 2019 and 2018 was as follows:

			2019			2018
		Weighted			Weighted
		average			average
		exercise			exercise
	Number	price	Amount	Number	price	Amount
	#	$	$	#	$	$

Opening balance	192,458	5.84	415	2,087,598	2.46	674
Granted	–	–	–	134,766	6.53	332
Exercised	(14,423)	4.22	(21)	(2,029,905)	2.41	(591)
Expired	(43,269)	4.22	(62)	–	–	–

Closing balance	134,766[1]	6.53	332	192,459	5.84	415

[1] The 134,766 warrants outstanding expired on February 15, 2020.

The fair values of warrants are estimated using the Black-Scholes option pricing model. There have been no warrants issued to date in 2019. The weighted average assumptions used in the Black-Scholes valuation model for the periods presented were as follows:

2018
Risk-free interest rate	1.84%
Expected volatility	68%
Expected dividend yield	–
Expected life (years)	2